Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR	SUMMARY COMPENSATION TABLE (SCT) TOTAL FOR PEO($)[1]	COMPENSATION ACTUALLY PAID TO PEO($)[2]	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS($)[3]	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS($)[4]	TOTAL SHAREHOLDER RETURN[5]	PEER GROUP TOTAL SHAREHOLDER RETURN[6]	NET INCOME (LOSS) ($ IN THOUSANDS)[7]	ADJUSTED EBITDA ($ IN THOUSANDS)[8]
(A)	(B)	(C)	(D)	(E)	(F)	(G)	(H)	(I)
2024	5,296,988	9,496,585	1,525,508	2,019,289	258.86	234.56	140,175	243,418
2023	6,703,471	13,497,213	2,454,763	4,479,090	188.71	138.36	158,611	272,031
2022	7,038,727	4,817,669	2,549,025	1,849,609	73.26	78.38	220,704	370,082
2021	5,515,019	10,933,984	1,268,608	2,479,480	130.68	111.73	122,021	262,724

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote

The dollar amounts reported in column (B) are the amounts of total compensation reported for our Chief Executive Officer Allan P. Merrill, who is our PEO, for each corresponding year in the "Total" column of the Summary Compensation Table.

The dollar amounts reported in column (C) represent the amount of CAP to Mr. Merrill for the corresponding fiscal year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Merrill during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for each year to determine CAP. The Company does not have a defined benefit pension plan, so no pension adjustments were made.
	The dollar amounts reported in D represent the average of the amounts reported for the non-PEO NEOs in the "Total" column of the Summary Compensation Table in each applicable year. In 2024, our non-PEO NEOs included David I. Goldberg, Keith L. Belknap and Michael A. Dunn. Mr. Belknap retired as the Company's Executive Vice President, General Counsel and Corporate Secretary effective July 31, 2024, but remained an employee of the Company through September 30, 2024. In connection with Mr. Belknap's retirement, Mr. Dunn was appointed as the Company's Senior Vice President, General Counsel and Corporate Secretary, effective August 1, 2024. In 2023, our non-PEO NEOs included David I. Goldberg and Keith L. Belknap. In 2022, our non-PEO NEOs included David I. Goldberg and Keith L. Belknap. In 2021, our non-PEO NEOs included David I. Goldberg, Keith L. Belknap, and Robert L. Salomon.
Peer Group Issuers, Footnote	Peer group TSR, is the value of $100 at the end of the measurement period assuming invested in the peer group index as of September 30, 2020. The peer group used for this purpose is the company-selected peer group as specified in the CD&A of the proxy statement. The peer group consists of: Century Communities, Inc., Dream Finders Homes Inc, Green Brick Partners, Inc., Hovnanian Enterprises, Inc., KB Home, Landsea Homes Corp, LGI Homes, Inc., M/I Homes, Inc., Meritage Homes Corporation, Taylor Morrison Home Corp., and TRI Pointe Group, Inc. M.D.C Holdings Inc., was part of the peer group in the prior fiscal year but was acquired by Sekisui House in April 2024. As a result, M.D.C. Holdings was removed from the TSR calculations.
PEO Total Compensation Amount	$ 5,296,988	$ 6,703,471	$ 7,038,727	$ 5,515,019
PEO Actually Paid Compensation Amount	$ 9,496,585	13,497,213	4,817,669	10,933,984
Adjustment To PEO Compensation, Footnote

YEAR	REPORTED SCT TOTAL FOR PEO (a)	DEDUCTIONS FROM SCT TOTAL (b)	EQUITY AWARD ADDITIONS TO SCT TOTAL (c)	COMPENSATION ACTUALLY PAID TO PEO (d)
2024	5,296,988	(1,958,060)	6,157,657	9,496,585
2023	6,703,471	(1,996,601)	8,790,343	13,497,213
2022	7,038,727	(2,265,442)	44,384	4,817,669
2021	5,515,019	(1,671,256)	7,090,222	10,933,984

a.	The dollar amounts are the total compensation reported for Mr. Merrill as described above in footnote (1).
b.	The deductions from SCT Total represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable fiscal year.
c.	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; The valuation assumptions used to calculate the fair value were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

YEAR	ADD FAIR VALUE OF CURRENT YEAR EQUITY AWARDS AT YEAR-END	ADD CHANGE IN VALUE OF PRIOR YEARS' AWARDS UNVESTED AT YEAR-END	ADD FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR	ADD CHANGE IN VALUE OF PRIOR YEARS' AWARDS THAT VESTED IN THE FY	SUBTRACT YEAR-END FAIR VALUE OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	ADD VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION ($)	TOTAL EQUITY AWARD ADJUSTMENTS
2024	2,398,272	2,774,502	—	984,883	—	—	6,157,657
2023	4,373,156	3,725,072	—	692,115	—	—	8,790,343
2022	980,833	(2,476,972)	—	1,540,523	—	—	44,384
2021	2,048,545	4,818,485	—	223,192	—	—	7,090,222

The dollar amounts reported in D represent the average of the amounts reported for the non-PEO NEOs in the "Total" column of the Summary Compensation Table in each applicable year. In 2024, our non-PEO NEOs included David I. Goldberg, Keith L. Belknap and Michael A. Dunn. Mr. Belknap retired as the Company's Executive Vice President, General Counsel and Corporate Secretary effective July 31, 2024, but remained an employee of the Company through September 30, 2024. In connection with Mr. Belknap's retirement, Mr. Dunn was appointed as the Company's Senior Vice President, General Counsel and Corporate Secretary, effective August 1, 2024. In 2023, our non-PEO NEOs included David I. Goldberg and Keith L. Belknap. In 2022, our non-PEO NEOs included David I. Goldberg and Keith L. Belknap. In 2021, our non-PEO NEOs included David I. Goldberg, Keith L. Belknap, and Robert L. Salomon.
The dollar amounts reported in E represent the average amount of CAP to the non-PEO NEOs specified in footnote (3), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs for each year to determine the CAP, using the same methodology described above in footnote (2). The Company does not have a defined benefit pension plan, so no pension adjustments were made.

Non-PEO NEO Average Total Compensation Amount	$ 1,525,508	2,454,763	2,549,025	1,268,608
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,019,289	4,479,090	1,849,609	2,479,480
Adjustment to Non-PEO NEO Compensation Footnote

YEAR	AVERAGE REPORTED SCT TOTAL FOR NON-PEO NEOS (a)	AVERAGE DEDUCTIONS FROM SCT TOTAL (b)	AVERAGE EQUITY AWARD ADDITIONS TO SCT TOTAL (c)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS (e)
2024	1,525,508	(470,294)	964,075	2,019,289
2023	2,454,763	(669,686)	2,694,013	4,479,090
2022	2,549,025	(710,306)	10,890	1,849,609
2021	1,268,608	(301,390)	1,512,262	2,479,480

The amounts deducted or added in calculating the equity award adjustments in column (c) are as follows:

YEAR	ADD AVERAGE FAIR VALUE OF CURRENT YEAR EQUITY AWARDS AT YEAR-END	ADD AVERAGE CHANGE IN VALUE OF PRIOR YEARS' AWARDS UNVESTED AT YEAR-END	ADD AVERAGE FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR	ADD AVERAGE CHANGE IN VALUE OF PRIOR YEARS' AWARDS THAT VESTED IN THE FY	SUBTRACT AVERAGE YEAR-END FAIR VALUE OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	ADD AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION ($)	TOTAL EQUITY AWARD ADJUSTMENTS
2024	403,791	543,075	27,302	196,583	(206,677)	—	964,075
2023	1,466,815	1,067,878	—	159,320	—	—	2,694,013
2022	307,530	(561,038)	—	264,398	—	—	10,890
2021	369,429	1,177,406	—	39,107	(73,680)	—	1,512,262

Total shareholder return ("TSR") is the value of $100 at the end of the measurement period assuming invested in Beazer Homes stock as of September 30, 2020.
Peer group TSR, is the value of $100 at the end of the measurement period assuming invested in the peer group index as of September 30, 2020. The peer group used for this purpose is the company-selected peer group as specified in the CD&A of the proxy statement. The peer group consists of: Century Communities, Inc., Dream Finders Homes Inc, Green Brick Partners, Inc., Hovnanian Enterprises, Inc., KB Home, Landsea Homes Corp, LGI Homes, Inc., M/I Homes, Inc., Meritage Homes Corporation, Taylor Morrison Home Corp., and TRI Pointe Group, Inc. M.D.C Holdings Inc., was part of the peer group in the prior fiscal year but was acquired by Sekisui House in April 2024. As a result, M.D.C. Holdings was removed from the TSR calculations.
The dollar amounts reported represent our net income, as reflected in the Company’s audited financial statements for the applicable year.

The dollar amounts reported represent our Adjusted EBITDA, as reflected in the Company’s audited financial statements for the applicable year. While the Company uses several financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the NEOs, for the most recently completed fiscal year, to the Company’s performance. Adjusted EBITDA is a non-GAAP financial measure. Refer to Annex I for further discussion on this measure, including a reconciliation of Adjusted EBITDA to the most directly comparable GAAP measure.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Metrics Used in Determining NEO Pay
Adjusted EBITDA
Pre-Tax Income
Return on Assets

Total Shareholder Return Amount	$ 258.86	188.71	73.26	130.68
Peer Group Total Shareholder Return Amount	234.56	138.36	78.38	111.73
Net Income (Loss)	$ 140,175,000	$ 158,611,000	$ 220,704,000	$ 122,021,000
Company Selected Measure Amount	243,418,000	272,031,000	370,082,000	262,724,000
PEO Name	Allan P. Merrill
Additional 402(v) Disclosure	The dollar amounts reported in column (C) represent the amount of CAP to Mr. Merrill for the corresponding fiscal year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Merrill during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for each year to determine CAP. The Company does not have a defined benefit pension plan, so no pension adjustments were made.The dollar amounts reported in E represent the average amount of CAP to the non-PEO NEOs specified in footnote (3), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs for each year to determine the CAP, using the same methodology described above in footnote (2). The Company does not have a defined benefit pension plan, so no pension adjustments were made. Total shareholder return ("TSR") is the value of $100 at the end of the measurement period assuming invested in Beazer Homes stock as of September 30, 2020.The dollar amounts reported represent our net income, as reflected in the Company’s audited financial statements for the applicable year. As described in more detail in the section of this Proxy Statement titled “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several financial performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance Table. Moreover, the Company generally seeks to incentivize creation of long-term stockholder value, and, therefore, does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance Table. Specifically, the graphs below show the relationship of “compensation actually paid” to our PEO and Non-PEO NEOs to (i) TSR; (ii) the Company’s net income; and (iii) Adjusted EBITDA. For more information regarding the elements of our executive compensation program and, in particular, our pay mix, please refer to the section of this Proxy Statement titled “Compensation Discussion and Analysis.”
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
The dollar amounts reported represent our Adjusted EBITDA, as reflected in the Company’s audited financial statements for the applicable year. While the Company uses several financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the NEOs, for the most recently completed fiscal year, to the Company’s performance. Adjusted EBITDA is a non-GAAP financial measure. Refer to Annex I for further discussion on this measure, including a reconciliation of Adjusted EBITDA to the most directly comparable GAAP measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Pre-Tax Income
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Assets
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,958,060)	$ (1,996,601)	$ (2,265,442)	$ (1,671,256)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,157,657	8,790,343	44,384	7,090,222
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,398,272	4,373,156	980,833	2,048,545
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,774,502	3,725,072	(2,476,972)	4,818,485
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	984,883	692,115	1,540,523	223,192
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(470,294)	(669,686)	(710,306)	(301,390)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	964,075	2,694,013	10,890	1,512,262
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	403,791	1,466,815	307,530	369,429
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	543,075	1,067,878	(561,038)	1,177,406
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	27,302	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	196,583	159,320	264,398	39,107
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(206,677)	0	0	(73,680)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ 0	$ 0	$ 0	$ 0